Income Tax Recovery (Expense) - Summary of Income Tax Recovery (Expense) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	$ 3,749	$ 14,264	$ 3,385
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	4,766	10,748	16,410
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	(15,164)	0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0	(8,556)	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(11,604)	(2,196)	(1,646)
Foreign exchange loss on freight tax expenses		449
Foreign exchange gains on freight tax expenses	(432)		(629)
Unrecognized Tax Benefits	$ 45,603	$ 49,124	$ 49,579	$ 32,059